Risk Management Overview - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum credit exposure	$ 3,589,244	$ 9,352,538
Cash	3,589,244	9,352,538
Current liabilities	168,849	908,401
Net decrease in cash	(5,763,294)	9,330,782	$ 4,135
Customer Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Revenue	$ 156,419	$ 8,561
Percenatge of revenue	100.00%	100.00%
Accounts receivable from customers	$ 0	$ 0
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	The Company has assessed no significant increase in credit risk from initial recognition based on the availability of funds, the regulatory and economic environment.
Liquidity Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 3,589,244
Current liabilities	168,849
Net decrease in cash	$ (5,763,294)